1801 California Street Suite 5200 Denver, CO 80202

August 7, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:    Transamerica Series Trust (the “Registrant”)

  (File Nos. 033-00507; 811-04419)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing, via the EDGAR system, Post-Effective Amendment No. 161 under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 162 under the Investment Company Act of 1940, as amended, to the Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act, for review and comment by the Staff of the U.S. Securities and Exchange Commission. Pursuant to Rule 485(a)(1), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment become effective 60 days after filing. No fees are required in connection with this filing.

The purpose of the Amendment is to provide updated disclosure related to a sub-adviser, principal investment strategy and name change for Transamerica Barrow Hanley Dividend Focused VP.

Please direct any comments or questions concerning this filing to the undersigned at (727) 299-1844.

Very truly yours,

/s/ Timothy J. Bresnahan
Timothy J. Bresnahan
Senior Counsel
Transamerica Asset Management, Inc.